Current Assets - Prepayments (Tables)	12 Months Ended
Jun. 30, 2024
Current prepayments [abstract]
Summary of Current Assets Prepayments

	June 30, 2024	June 30, 2023

	US$	US$
Launch Service Agreement	2,700,000	900,000
R&D Contract Research Organization	223,239	793,964
Insurance	608,467	717,064
Other prepayments	365,073	223,643
Total current prepayments	3,896,779	2,634,671